Earnings / (Loss) per Share, Detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss) from continuing operations	$ 2,295	$ (6,743)	$ (7,943)
plus gain from repurchase of preferred shares	1,500	0	0
less income allocated to participating securities	(87)	0	0
Net income / (loss) available to common stockholders from continuing operations	3,708	(6,743)	(7,943)
Net income / (loss) from discontinued operations	1,482	(25,314)	(44,952)
Total net income / (loss) available to common stockholders	$ 5,190	$ (32,057)	$ (52,895)
Weighted average number of common shares outstanding	4,875,475	2,864,676	945,056
Total shares outstanding	4,945,562	2,864,676	945,056
Earnings / (Loss) per common share, continuing operations	$ 0.76	$ (2.35)	$ (8.40)
Earnings / (Loss) per common share, continuing operations	0.75	(2.35)	(8.40)
Earnings / (Loss) per common share, discontinued operations	0.30	(8.84)	(47.57)
Earnings / (Loss) per common share, discontinued operations	0.30	(8.84)	(47.57)
Earnings / (Loss) per common share, total	1.06	(11.19)	(55.97)
Earnings / (Loss) per common share, total	$ 1.05	$ (11.19)	$ (55.97)
Earnings Loss Per Share Basic [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss) from continuing operations	$ 2,295	$ (6,743)	$ (7,943)
plus gain from repurchase of preferred shares	1,500
less income allocated to participating securities	(87)
Net income / (loss) available to common stockholders from continuing operations	3,708	(6,743)	(7,943)
Net income / (loss) from discontinued operations	1,482	(25,314)	(44,952)
Total net income / (loss) available to common stockholders	$ 5,190	$ (32,057)	$ (52,895)
Weighted average number of common shares outstanding	4,875,475	2,864,676	945,056
Effect of dilutive shares	0	0	0
Total shares outstanding	4,875,475	2,864,676	945,056
Earnings / (Loss) per common share, continuing operations	$ 0.76	$ (2.35)	$ (8.40)
Earnings / (Loss) per common share, discontinued operations	0.30	(8.84)	(47.57)
Earnings / (Loss) per common share, total	$ 1.06	$ (11.19)	$ (55.97)
Earnings Loss Per Share Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss) from continuing operations	$ 2,295	$ (6,743)	$ (7,943)
plus gain from repurchase of preferred shares	1,500
less income allocated to participating securities	(87)
Net income / (loss) available to common stockholders from continuing operations	3,708	(6,743)	(7,943)
Net income / (loss) from discontinued operations	1,482	(25,314)	(44,952)
Total net income / (loss) available to common stockholders	$ 5,190	$ (32,057)	$ (52,895)
Weighted average number of common shares outstanding	4,875,475	2,864,676	945,056
Effect of dilutive shares	70,087	0	0
Total shares outstanding	4,945,562	2,864,676	945,056
Earnings / (Loss) per common share, continuing operations	$ 0.75	$ (2.35)	$ (8.40)
Earnings / (Loss) per common share, discontinued operations	0.30	(8.84)	(47.57)
Earnings / (Loss) per common share, total	$ 1.05	$ (11.19)	$ (55.97)